Balance Sheet Details (Details) - Schedule of Intangible Assets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost basis:
Cost		$ 39,356,771
Impairment		(14,610,128)
Effect of Currency Translation	$ 1,488,307	701,056
Intangible assets, gross	21,683,198	25,447,699
Accumulated amortization:
Amortization		(36,812)
Effect of Currency Translation		(36,812)
Intangible assets, net	21,453,555	25,410,887
Trade name [Member]
Cost basis:
Cost		9,018,000
Impairment
Effect of Currency Translation	625,714	294,739
Intangible assets, gross	8,687,025	9,312,739
Accumulated amortization:
Amortization
Effect of Currency Translation
Product rights for developed technology [Member]
Cost basis:
Cost		28,447,771
Impairment		(14,610,128)
Effect of Currency Translation	731,386	344,514
Intangible assets, gross	11,174,577	14,182,157
Accumulated amortization:
Amortization		(31,213)
Effect of Currency Translation		(31,213)
Customer relationships [Member]
Cost basis:
Cost		1,891,000
Impairment
Effect of Currency Translation	131,207	61,803
Intangible assets, gross	$ 1,821,596	1,952,803
Accumulated amortization:
Amortization		(5,599)
Effect of Currency Translation		$ (5,599)